Financial instruments-fair values and risk management	12 Months Ended
Dec. 31, 2022
Financial instruments-fair values and risk management
Financial instruments-fair values and risk management

Financial instruments

22 Financial instruments-fair values and risk management

22.1Classifications and fair values

The fair values of the Company’s cash and cash equivalents, trade receivables and contract assets and trade and other payables approximate their carrying values because of the short-term nature of these instruments.

Except for the warrant liability, the prepayment option and interest rate floor derivatives, the Group does not carry any financial instruments at fair value through profit and loss but at amortized cost. The fair value of the loan is EUR (40,787)k as of December 31, 2022. (December 31, 2021: EUR nil).

IFRS 13 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value as follows:

-	Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

-	Level 2 - inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

-	Level 3 - inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The following table shows the fair values of financial instruments as of December 31, 2022, including their level in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value:

in EUR k	Level 1	Level 2	Level 3	Carrying value	Category measurement
Non-current loans	—	(40,787)	—	(41,312)	Amortized Cost
Warrants liability	—	—	(260)	(260)	FVTPL
Prepayment option derivative asset	—	—	510	510	FVTPL
Interest rate floor derivative liability	—	—	(376)	(376)	FVTPL

As of December 31, 2021, carrying amount of all financial assets or financial liabilities approximated their fair value.

Net gain recognized in the consolidated statements of comprehensive loss, within changes in fair value of warrants, from the warrant liability fair value measurement differences was EUR 2,574k for year ended December 31, 2022. The net gain or loss recognized in the consolidated statements of comprehensive loss related to the fair value of the prepayment option and interest rate floor derivatives was, respectively, EUR 510k (gain) and EUR (376)k (loss) for year ended December 31, 2022 (December 31, 2021: EUR nil for both derivatives) (see Note 8.3).

The valuation techniques used in measuring level 2 and 3 fair value for financial instruments in the consolidated statements of financial position, as well as the significant unobservable inputs used, were as follows:

-	The fair value of the warrant liabilities, recognized as non-current financial liability at FVTPL, was calculated by applying a Black-Scholes-Merton option pricing model. This model uses the Centogene’s share price and the share price volatility as material input factors. The volatility is considered as material unobservable input factor (Level 3).
-	The initial measurement of the fair value of the loan is calculated as being the amount funded less the Fair Value of bifurcated embedded derivatives at entry. The subsequent measurement is determined using a calibrated Income Approach. Cashflows at entry are forecast based on the contractual terms and Interest Rate forward curves sourced from Bloomberg. The internal rate of return (“IRR”) is calculated such that the Present Value of the forecast cashflows is equal to the initial measurement amount. This is categorized as Level 2.
-	The bifurcated embedded option is measured initially and subsequently using a binomial option pricing model, selected to account for the variable strike and American style exercise features. The company operates 2 implementations of this model in tandem to be able to cross-reference inputs and results: (i) the first is based on direct projection of the bond price, against which the payoff function is applied. This method is adapted to exclude extreme paths from where amortization begins, noting strike increases rapidly making exercise uneconomic. Volatility is set based on the movement of the associated loan value driven by historical leveraged loan index moves applied to the associated loan yield; (ii) The second approach is based on projection of the associated loans’ yields (subject to boundary conditions based on leveraged loan index spreads), which are used to imply bond prices at each node to incorporate in the payoff calculations. Boundary conditions for the yield are set as the Leveraged Loan Index spread for BBB companies and for C companies added to the risk-free rate. For both approaches, option strike for each node is based on the contractual terms, adjusted for historic transaction costs and the value of the associated floor. Discounting is at the benchmark risk free rate. This is categorized as Level 3 due to the following unobservable inputs: (i) tree termination point; (ii) the credit spread element of the loan yield rate; (iii) volatility.
-	The fair value of the floor was calculated initially and subsequently using the Black-76 model. Inputs are the credit spread implied for the associated loans, interest rate swap and forward curves from Bloomberg, and volatility calibrated to Bloomberg’s volatility cube for the reference interest rate. This is categorized as Level 3 due to the following unobservable inputs: (i) the credit spread element of the discounting rate; (ii) anticipated term.

The table below summarizes the profit or loss impact on the fair values of Level 3 instruments by changing the significant unobservable input factors.

	2022
in EUR k	Shift	increase	decrease
Tranche A Option (yield) - Volatility	+/- 5%	219	(150)
Tranche A Option (yield) - Discount rate	+/- 10%	2	(0)
Tranche B Option (yield) - Volatility	+/- 5%	136	(105)
Tranche B Option (yield) - Discount rate	+/- 10%	3	(1)
Tranche B Floor - Credit spread	+/- 10%	9	(9)
Warrant - Volatility	+/- 5%	45	(44)

22.2Financial risk management

The Group is exposed to the following risks from the use of financial instruments:

●	Credit risk
●	Liquidity risk
●	Currency risk
●	Interest rate risk

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions and foreign exchange transactions.

The carrying amount of the financial assets corresponds to the maximum default risk.

Trade receivables and contract assets

The Group utilizes a receivables management system that closely manages open items of major customers. The Group’s customers in the Pharmaceutical segment are mainly pharmaceutical companies which are usually listed companies, or strongly financed by private equity funds. The Group’s customers in the Diagnostic segment are mainly hospitals, labs and physicians, of which a large part are generating revenues. To avoid default, the Company may request prepayment for new business.

In addition to the macroeconomic situation generally, the development of international healthcare markets is a key economic factor in assessing the default risk related to trade receivables and contract assets. These markets are closely monitored by the Group.

An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns (i.e. by customers from different segment; customers from different geographical region and customer type). The calculation reflects the probability weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in Note 16. The Group does not hold collateral as security and does not request letters of credit or other forms of credit insurance. The Group evaluates the concentration of risk with respect to trade receivables and contract assets and recorded credit losses reflecting the expected lifetime loss, based on different types of customers.

Considering the major exposure to the credit risk arising from the Diagnostic segment, the Group focused its impairment analysis on the trade receivables due from customers in the Diagnostic segment, in particular the MENA and Europe regions as they represent the majority of that segment’s revenue. In addition to applying the provision matrix, the Group performed an individual customer analysis on major debtors, with reference to the past history (such as sales and collection in the previous periods) and the assessment of their current financial condition and other relevant factors and evaluated if additional specific impairment losses would be necessary.

Set out below is the information regarding the credit risk exposure of the Group’s trade receivables and contract assets using a provision matrix.

As of December 31, 2022
					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	15,291	8,021	1,081	1,533	4,656
Europe	1,987	1,494	124	64	305
Latin America	825	742	62	12	9
North America	2,443	2,275	21	48	99
Asia Pacific	143	142	1	—	—
Contract assets	251	251	—	—	—
Total	20,940	12,925	1,289	1,657	5,069
Expected credit loss rate	21.0%	1.0%	3.9%	7.4%	80.8%
Expected credit loss	4,392	124	50	122	4,096

As of December 31, 2021
(Restated)
					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	13,967	3,999	1,013	2,056	6,899
Europe	11,486	10,771	351	259	105
Latin America	683	531	23	72	57
North America (Restated)	2,513	2,513	—	—	—
Asia Pacific	130	115	9	6	—
Total	28,779	17,929	1,396	2,393	7,061
Expected credit loss rate	19.0%	2.0%	7.7%	11.7%	64.1%
Expected credit loss	5,317	403	107	280	4,526

As of December 31, 2020
(Restated)
					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	10,515	3,338	486	385	6,306
Europe	20,017	19,193	706	113	5
Latin America	387	313	24	13	37
North America (Restated)	2,584	1,205	994	262	123
Asia Pacific	178	136	18	24	—
Total	33,681	24,185	2,228	797	6,471
Expected credit loss rate	14.0%	1.6%	3.1%	7.7%	65.0%
Expected credit loss	4,693	387	69	61	4,176

Overdue trade receivables from the Middle East region mainly relate to major customers from the Diagnostic segment. The trade receivables due from the top 10 diagnostics customers in the MENA region as of December 31, 2022 represent over 83% of total overdue balances for this region. These customers are mainly government hospitals administered by the Ministry of Health in the respective countries as well as distributors and, based on our past experience, these customers normally require a longer period to settle outstanding trade receivables. The average turnover period from these customers are 201 days. Therefore, a higher country specific loss rate has been used for the MENA region. To manage the credit risk and improve the cash collection, the Group increased the sales commission percentage to be paid to local agents for the receivables overdue since 2020 and 2021 from MENA region.

Set out below is the movement in the allowance for expected credit losses of trade receivables and contract assets:

in EUR k	2022	2021*	Jan 1, 2021*
As of January 1	5,317	4,693	2,355
Provision/(reversal) for expected credit losses	(829)	827	3,636
Derecognition of trade receivables	(96)	(203)	(1,298)
As of December 31	4,392	5,317	4,693

* Trade receivables and contract assets have been restated as of December 31, 2021, and January 1, 2021. Refer to Note 2.4.

The reversal for expected credit losses as of December 31, 2022 amounts to EUR 829k, and it is mainly related to the decreased amount of receivable past due by more than 90 days (2022: EUR 5,069k; 2021: EUR 7,061k). This amount was included in the impairment of financial assets in the profit and loss account. In 2022, trade receivables of EUR 96k (2021: EUR 7k; 2020: EUR 1,466k) were outstanding for more than 365 days and were derecognized.

Cash and cash equivalents

As of December 31, 2022, the Group held cash and cash equivalents of EUR 35,951k (2021: EUR 17,818k; 2020: EUR 48,156k). Therefore, this total also represents the maximum default risk with regard to these assets. The cash and cash equivalents are deposited principally with financial institutions with investment grade credit ratings.

Liquidity risk

The liquidity risk is the risk of the Group possibly not being in a position to meet its financial liabilities as contractually agreed by providing cash or other financial assets.

The Group's objective is to maintain a balance between continuity of funding and flexibility through the use of bank overdrafts and lease contracts.

Managing liquidity within the Group is intended to ensure that - as far as possible - sufficient cash and cash equivalents are always available to meet payment obligations when these fall due, in both normal and challenging conditions, without incurring unacceptable losses or damaging the Group’s reputation.

The Group strives to maintain cash and cash equivalents at a level above that of the expected cash outflows for financial liabilities (apart from trade payables) during the next 60 days. As of December 31, 2022, 11.6% of the Group’s interest-bearing liabilities mature in less than one year (2021: 31.7%; 2020: 25.0%) based on the carrying value of borrowings reflected in the financial statements. As of December 31, 2022, the expected cash inflows from trade and other receivables within two months amounts to EUR 7,251k (2021: EUR 6,418k; 2020: EUR 14,857k), which would be EUR 1,243k lower than the amount of trade payables due as of then.

The Company completed the IPO in November 2019. In July 2020, the Company completed a follow-on public offering of 3,500,000 common shares of the Company, consisting of 2,000,000 common shares offered by the Company and 1,500,000 common shares offered by selling shareholders at a price to the public of USD 14.00 per common share (i.e. EUR 12.71 per share). Aggregate offering proceeds, net of underwriting discounts, commissions, and transaction costs, were EUR 22 million to the Company. On January 31, 2022, pursuant to a securities purchase agreement signed with certain investors, we received EUR 15.0 million as consideration for the issuance by us of an aggregate of 4,479,088 common shares at a price per share of USD 3.73. As of December 31, 2022, the Group had cash and cash equivalent of EUR 35,951k (2021: 17,818k; 2020: EUR 48,156k). The cash and cash equivalents are deposited principally with financial institutions with investment grade credit ratings.

In addition to the cash and cash equivalents available as of December 31, 2022, the Group also has access to other sources of funding. As of December 31, 2022, the Group has secured credit lines totaling EUR 3,500k. These bear interest of 4.31% - 4.75% (2021: 3,500k; 3.75% - 4.75%; 2020: EUR 3,500k; 3.75% - 4.75%). EUR 3,374k were utilized as of December 31, 2022 (2021: EUR 3,310k; 2020: EUR 1,538k).

The table below presents the remaining contractual terms of the financial liabilities on the reporting date, including estimated interest payments. The figures are undiscounted gross amounts, including estimated interest payments and interest on undrawn loan funds, but without showing the impact of offsetting.

		Contractually agreed cash flows
						More
Dec 31, 2022	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	3,374	3,374	3,374	—	—	—
Secured bank loans	41,312	59,473	678	3,516	55,279	—
Lease liabilities	15,436	17,713	552	2,265	7,967	6,929
Trade payables	6,317	6,317	6,317	—	—	—
	66,439	86,877	10,921	5,781	63,246	6,929

		Contractually agreed cash flows
						More
Dec 31, 2021 (Restated)	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	3,310	3,310	3,310	—	—	—
Secured bank loans	505	505	105	400	—	—
Lease liabilities	18,724	21,777	703	3,337	8,844	8,893
Trade payables	11,252	11,252	11,252	—	—	—
	33,791	36,844	15,370	3,737	8,844	8,893

		Contractually agreed cash flows
						More
Dec 31, 2020	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	1,538	1,538	1,538	—	—	—
Secured bank loans	968	997	5	584	408	—
Other bank loans	387	394	—	394	—	—
Lease liabilities	21,205	24,897	716	3,580	9,861	10,740
Trade payables	31,736	31,525	31,011	514	—	—
	55,834	59,351	33,270	5,072	10,269	10,740

Reconciliation of liabilities arising from financing activities

			Non-cash changes
				Changes in
in EUR k	Jan 1, 2022	Cash flows	Additions	maturity and FX	Dec 31, 2022
Non-current financial liabilities	15,394	36,631	65	1,086	53,176
Non-current portion of secured bank loans	—	38,965	—	1,086	40,051
Non-current lease liabilities	15,394	(2,334)	65	—	13,125
Current financial liabilities	7,145	(1,518)	1,319	—	6,946
Current portion of secured bank loans	505	(505)	1,261	—	1,261
Bank loans	—	—	—	—	—
Bank overdrafts	3,310	64	—	—	3,374
Current lease liabilities	3,330	(1,077)	58	—	2,311
Total	22,539	35,113	1,384	1,086	60,122

			Non-cash changes
				Changes in
in EUR k	Jan 1, 2021	Cash flows	Additions	maturity and FX	Dec 31, 2021
Non-current financial liabilities	18,078	(594)	865	(2,955)	15,394
Non-current portion of secured bank loans	401	(401)	—	—	—
Non-current lease liabilities	17,677	(193)	865	(2,955)	15,394
Current financial liabilities	6,020	(2,881)	1,438	2,568	7,145
Current portion of secured bank loans	567	(62)	—	—	505
Bank loans	387	—	—	(387)	—
Bank overdrafts	1,538	1,505	267	—	3,310
Current lease liabilities	3,528	(4,324)	1,171	2,955	3,330
Total	24,098	(3,475)	2,303	(387)	22,539

Currency risk

The Group is exposed to currency risk in cases where contracts are concluded in foreign currencies. The vast majority of goods delivered and services the Company provided, including those for international customers, are invoiced in euro.

The main functional currencies of group companies are the Euro, USD, the Indian rupee and the Arab Emirates Dirham. The following table presents the net foreign currency exposure of the Group as of December 31, 2022, 2021 and 2020.

	Dec 31, 2022
in EUR k	USD	INR	AED
Trade receivables	3,720	8	—
Trade payables and other liabilities	(2,701)	—	—
Net exposure	1,019	8	—

	Dec 31, 2021
	Restated
in EUR k	USD	INR	AED
Trade receivables	2,604	8	—
Trade payables and other liabilities	(2,394)	(4)	—
Net exposure	210	4	—

	Dec 31, 2020
	Restated
in EUR k	USD	INR	AED
Trade receivables	1,224	18	—
Trade payables and other liabilities	(3,631)	(55)	(17)
Net exposure	(2,407)	(37)	(17)

Sensitivity analysis relating to changes in exchange rates

The following tables demonstrate the sensitivity at the end of the reporting period to a reasonably possible change in the USD exchange rates, with all other variables held constant, of the Group’s earnings before tax and equity movement. The Group’s exposure to foreign currency risk for all other currencies is not material.

	Earnings before tax		Equity
in EUR k	5% increase	5% decrease	5% increase	5% decrease
December 31, 2022	(94)	104	(94)	104
December 31, 2021	(101)	112	(101)	112

Interest rate risk

Interest bearing liabilities with floating interest rates exist for non-current loans as of December 31, 2022.

The following sensitivity analyses has been determined based on the exposure to interest rates at the reporting date. For the floating rate liabilities, the analysis is prepared assuming the amount of liability outstanding at the reporting date was outstanding for the whole period. In accordance with the relevant loan agreement, the interest rate cannot be lower than the determined interest rate and therefore the analysis has only been performed for the scenario where interest rate increases.

If interest rates had been 5.0 percentage point higher and all other variables were held constant, the Group’s earning before tax would decrease by EUR 1,160k for the twelve months ended December 31, 2022 (December 31, 2021: EUR nil).